SHARE-BASED COMPENSATION (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended			1 Months Ended		6 Months Ended	12 Months Ended					12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2009	Sep. 30, 2010 Class D Units	Sep. 29, 2010 Class D Units	Dec. 31, 2009 Time awards	Dec. 31, 2011 Time awards	Dec. 31, 2010 Time awards	Dec. 31, 2010 Time awards Non-employee	Dec. 31, 2011 Performance awards	Dec. 31, 2010 Performance awards	Dec. 31, 2010 Performance awards Non-employee
STOCK-BASED INCENTIVE PLANS
Aggregate number of Units that may be issued under Phantom Equity Plan (in shares)			15,300,000		15,300,000
Vesting period							5 years
Period of participant's continued service							7 years
Shares
Outstanding, beginning of period (in shares)							7,669,121	4,170,566		5,389,005
Granted (in shares)						4,170,566	1,156,479	3,997,052	222,884	578,277		111,443
Forfeited or expired (in shares)							94,324	498,497		47,164
Outstanding, end of period (in shares)						4,170,566	8,731,276	7,669,121		5,920,118
Weighted-Average Exercise Price
Outstanding, beginning of period (in dollars per share)							$ 6.62	$ 6.28		$ 6.62	$ 6.28
Granted (in dollars per share)							$ 8.84			$ 8.84
Forfeited or expired (in dollars per share)							$ 6.69			$ 6.69
Outstanding, end of period (in dollars per share)							$ 6.62	$ 6.28		$ 6.62	$ 6.28
Additional disclosures
Requisite service period							7 years
Compensation cost	$ 26.9	$ 2.2				$ 0.6	$ 3.0	$ 2.8	$ 0.9
Unrecognized share-based compensation expense							26.8
Weighted-average period for recognition of unrecognized compensation cost							5 years 1 month 6 days
Value of awards outstanding										$ 17.1	$ 15.6
Weighted-average grant-date fair value
Non vested, beginning of period (in dollars per share)							$ 3.74	$ 3.71
Granted (in dollars per share)				$ 4.11		$ 3.71	$ 3.68	$ 3.78	$ 4.12
Forfeited (in dollars per share)							$ 3.74	$ 3.66
Non vested, end of period (in dollars per share)						$ 3.71	$ 3.97	$ 3.74
Weighted-average assumptions
Expected option life at grant						7 years	7 years	7 years
Expected option life at remeasurement						6 years 8 months 12 days		6 years 3 months 18 days
Expected volatility (as a percent)						37.40%	35.00%	36.00%
Expected dividend yield (as a percent)						0.00%	0.00%	0.00%
Risk-free interest rate (as a percent)						3.30%	2.60%	1.70%